Net fees and commission income	12 Months Ended
Dec. 31, 2024
Fee and commission income (expense) [abstract]
Net fees and commission income
36.	Net fees and commission income
Net fees and commission income for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Fees and commission income:
Credit placement fees	~~W~~	68,101	75,930	73,339
Commission received as electronic charge receipt		147,727	146,037	147,625
Brokerage fees		340,367	369,175	392,836
Commission received as agency		136,114	134,432	153,684
Investment banking fees		232,512	165,366	228,976
Commission received in foreign exchange activities		295,161	295,722	361,341
Trust management fees		308,353	299,600	249,586
Credit card fees		1,202,129	1,378,200	1,311,422
Operating lease fees (*)		478,374	600,283	651,691
Others		675,508	710,498	724,866

		3,884,346	4,175,243	4,295,366

Fees and commission expense:
Credit-related fee		(37,313)	(45,739)	(49,924)
Credit card fees		(895,787)	(930,044)	(966,303)
Others		(537,704)	(552,254)	(564,265)

		(1,470,804)	(1,528,037)	(1,580,492)

Net fees and commission income	~~W~~	2,413,542	2,647,206	2,714,874

(*)	Among operating lease fees recognized for the years ended December 31, 2022, 2023 and 2024, there is no variable lease fee income which does not vary by index or rate.